Note 40 Provisions or reversal of provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions	€ 3	€ 32
Commitments And Guarantees Given	(110)	14
Pending Legal Issues And Tax Litigation	104	72
Other provisions	41	11
Provisions or reversal of provisions	€ 38	€ 129